Segment information (Tables)	12 Months Ended
Mar. 31, 2019
Operating Segments [Abstract]
Revenue information for reportable segments
The segment information provided to the Group’s CODM for the reportable segments for the year ended March 31, 2019 is as follows:

	Subscription revenue R'000	Hardware and other revenue R'000	Total revenue R’000	Adjusted EBITDA R’000

Regional Sales Offices
Africa	969,377	75,029	1,044,406	484,497
Europe	140,539	69,218	209,757	67,796
Americas	292,577	36,386	328,963	152,575
Middle East and Australasia	226,020	97,474	323,494	145,887
Brazil	63,987	4,421	68,408	27,598
Total Regional Sales Offices	1,692,500	282,528	1,975,028	878,353
Central Services Organization	745	90	835	(156,894)
Total Segment Results	1,693,245	282,618	1,975,863	721,459
Corporate and consolidation entries	—	—	—	(118,674)
Total	1,693,245	282,618	1,975,863	602,785

The segment information provided to the Group’s CODM for the reportable segments for the year ended March 31, 2018 is as follows:

	Subscription revenue R'000	Hardware and other revenue R'000	Total revenue R’000	Adjusted EBITDA R’000

Regional Sales Offices
Africa	872,646	84,832	957,478	440,900
Europe	115,199	78,061	193,260	65,326
Americas	194,890	32,715	227,605	79,127
Middle East and Australasia	200,241	78,424	278,665	106,835
Brazil	50,735	3,695	54,430	16,747
Total Regional Sales Offices	1,433,711	277,727	1,711,438	708,935
Central Services Organization	904	140	1,044	(149,878)
Total Segment Results	1,434,615	277,867	1,712,482	559,057
Corporate and consolidation entries	—	—	—	(117,191)
Total	1,434,615	277,867	1,712,482	441,866

The segment information provided to the Group’s CODM for the reportable segments for the year ended March 31, 2017 is as follows:

	Subscription revenue R'000	Hardware and other revenue R'000	Total revenue R’000	Adjusted EBITDA R’000

Regional Sales Offices
Africa	772,224	86,945	859,169	344,077
Europe	113,223	64,108	177,331	52,369
Americas	121,462	38,957	160,419	26,804
Middle East and Australasia	199,474	104,976	304,450	91,149
Brazil	32,653	5,158	37,811	9,394
Total Regional Sales Offices	1,239,036	300,144	1,539,180	523,793
Central Services Organization	878	—	878	(127,828)
Total Segment Results	1,239,914	300,144	1,540,058	395,965
Corporate and consolidation entries	—	—	—	(94,352)
Total	1,239,914	300,144	1,540,058	301,613

Reconciliation of adjusted EBITDA to profit for the year
A reconciliation of Adjusted EBITDA to profit for the year is disclosed below.

	March 31, 2019	March 31, 2018	March 31, 2017
	R’000	R’000	R’000

Reconciliation of Adjusted EBITDA to profit for the year
Adjusted EBITDA	602,785	441,866	301,613
Add:
Net profit on sale of property, plant and equipment and intangible assets	586	1,264	—
Reversal of impairment(1)	—	—	791
Decrease in restructuring cost provision	—	741	—
Less:
Depreciation(2)	(183,478)	(151,945)	(98,508)
Amortization(3)	(64,877)	(63,926)	(44,734)
Impairment(4)	(930)	(2,696)	(3,166)
Share-based compensation costs	(12,140)	(10,352)	(3,311)
Equity-settled share-based compensation costs	(12,140)	(9,000)	(2,247)
Cash-settled share-based compensation costs	—	(1,352)	(1,064)
Net loss on sale of property, plant and equipment and intangible assets	—	—	(262)
Increase in restructuring cost provision(5)	(3,034)	—	(14,561)
Operating profit	338,912	214,952	137,862
Add: Finance income/(costs) – net	1,386	(69)	10,391
Less: Taxation	(137,962)	(33,690)	(26,812)
Profit for the year	202,336	181,193	121,441

(1)	The reversal of impairment of R0.8 million in fiscal 2017 related to in-vehicle devices in the Brazil segment.

(2)
Includes depreciation of property, plant and equipment (including in-vehicle devices and right-of-use assets). The adoption of IFRS 16 during the year resulted in depreciation of right-of-use assets of R11.7 million being recorded in fiscal 2019.

(3)	Includes amortization of intangible assets (including capitalized in-house development costs and intangible assets identified as part of a business combination).

(4)
In fiscal 2019, asset impairments relate to the impairment of capitalized product development costs of R0.9 million in the CSO segment. In fiscal 2018, asset impairments related to the impairment of capitalized product development costs of R2.3 million in the Africa segment and R0.4 million in the CSO segment. In fiscal 2017, asset impairments related to the impairment of capitalized product development costs of R2.6 million in the Africa segment and R0.5 million in the CSO segment.

(5)	Restructuring costs incurred in fiscal 2019 are described in note 19.